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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          OAKMONT CORPORATION
                 -------------------------------
   Address:       865 S. Figueroa St., Suite 700
                 -------------------------------
                  Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04326
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Miller
         -------------------------------
Title:    SVP, Legal and Finance
         -------------------------------
Phone:    (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Robert Miller         Los Angeles, California   February 11, 2010
-----------------------------  -----------------------   -----------------
        [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:         15
                                        --------------------

Form 13F Information Table Value Total:    410,319
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

      1       28-10954                     Peak Investments LLC
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                           FORM 13F INFORMATION TABLE


      COLUMN 1                          COLUMN 2       COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------ ---------------- --------- -------- ------------------ ---------- -------- --------------------
                                                                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
   NAME OF ISSUER                     TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- ---- -------- ------
BANK OF AMERICA CORPORATION              Common       060505104   46,466 3,085,400 SH          Other      1           Shared
FREEPORT MCMORAN COPPER & GOLD INC       Common       35671D857   87,404 1,088,600 SH          Other      1           Shared
FREEPORT MCMORAN COPPER & GOLD INC      Prd Conv      35671D782    7,361    64,000 SH          Other      1           Shared
FORD MOTOR CO                            Common       345370860   51,511     5,151 SH          Other      1           Shared
INTERNATIONAL BUSINESS MACHINES CORP     Common       459200101   13,645   104,240 SH          Other      1           Shared
INTEL CORPORATION                        Common       458140100    3,519   172,500 SH          Other      1           Shared
JPMORGAN & CHASE & CO.                   Common       46625H100   75,973 1,823,200 SH          Other      1           Shared
MAGUIRE PPTYS INC                        Common       559775101    2,011 1,332,000 SH          Other      1           Shared
MCMORAN EXPLORATION  CO                  Common       582411104   17,214 2,146,337 SH          Other      1           Shared
OCCIDENTAL PETROLEUM CORPORATION         Common       674599105   14,609   179,580 SH          Other      1           Shared
PARKER HANNIFIN CORP                     Common       701094104   15,765   292,600 SH          Other      1           Shared
STATE STREET CORPORATION                 Common       857477103   34,371   789,422 SH          Other      1           Shared
STRATUS PROPERTIES INC                   Common       863167201      914    83,109 SH          Other      1           Shared
TRANSOCEAN LTD                           Reg Shs      H8817H100    6,607    79,800 SH          Other      1           Shared
WELLS FARGO & COMPANY                    Common       949746101   32,949 1,220,800 SH          Other      1           Shared

                                                                --------
                                                                 410,319
                                                                --------